Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Average generation segment rates | General Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	6.04%	6.06%	6.24%
Average generation segment rates | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.34%	3.29%	3.87%
Average generation segment rates | Generations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.45%	3.40%	3.42%
Average generation segment rates | Reservoirs, dams and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	2.26%	2.26%	2.64%
Average generation segment rates | Hydraulic turbines
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	2.71%	2.77%	2.88%
Average generation segment rates | Photovoltaic unit
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment		4.44%
Average generation segment rates | Wind Power Plant Unit
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.86%	4.85%	4.94%
Average generation segment rates | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	2.74%	2.79%	3.05%
Average rates for central government assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.34%	3.34%	3.33%
Average rates for central government assets | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	12.53%	12.07%	6.25%
Average rates for central government assets | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	6.20%	6.26%	6.27%
Average rates for central government assets | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	14.29%	14.29%	14.29%